Changes in Goodwill by Reportable Segment (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2012 Corporate Financial Services USD ($)		Mar. 31, 2012 Corporate Financial Services JPY (¥)		Mar. 31, 2011 Corporate Financial Services JPY (¥)		Mar. 31, 2010 Corporate Financial Services JPY (¥)		Mar. 31, 2012 Maintenance Leasing USD ($)		Mar. 31, 2012 Maintenance Leasing JPY (¥)		Mar. 31, 2011 Maintenance Leasing JPY (¥)		Mar. 31, 2010 Maintenance Leasing JPY (¥)		Mar. 31, 2012 Real Estate USD ($)		Mar. 31, 2012 Real Estate JPY (¥)		Mar. 31, 2011 Real Estate JPY (¥)		Mar. 31, 2010 Real Estate JPY (¥)		Mar. 31, 2012 Investment and Operation USD ($)		Mar. 31, 2012 Investment and Operation JPY (¥)		Mar. 31, 2011 Investment and Operation JPY (¥)		Mar. 31, 2010 Investment and Operation JPY (¥)		Mar. 31, 2012 Retail USD ($)		Mar. 31, 2012 Retail JPY (¥)		Mar. 31, 2011 Retail JPY (¥)		Mar. 31, 2010 Retail JPY (¥)		Mar. 31, 2012 Overseas USD ($)		Mar. 31, 2012 Overseas JPY (¥)		Mar. 31, 2011 Overseas JPY (¥)		Mar. 31, 2010 Overseas JPY (¥)
Goodwill [Line Items]
Goodwill	$ 1,185		¥ 97,397		¥ 76,484		¥ 80,834		$ 7		¥ 547		¥ 1,202		¥ 1,029		$ 3		¥ 282		¥ 282		¥ 282		$ 232		¥ 19,047		¥ 18,536		¥ 19,230		$ 44		¥ 3,674		¥ 7,329		¥ 8,969		$ 54		¥ 4,452		¥ 4,452		¥ 4,452		$ 845		¥ 69,395		¥ 44,683		¥ 46,872
Accumulated impairment losses	(32)		(2,607)		(5,410)		(3,590)		(6)		(430)		(912)		(617)		0		0		0		0		0		0		0		0		(26)		(2,177)		(4,498)		(2,973)		0		0		0		0		0		0		0		0
Beginning Balance	1,153		94,790		71,074		77,244		1		117		290		412		3		282		282		282		232		19,047		18,536		19,230		18		1,497		2,831		5,996		54		4,452		4,452		4,452		845		69,395		44,683		46,872
Acquired	49		4,024		29,247		1,786		5		380		0		173		0		0		0		0		0		44		148		1,473		0		14		0		140		0		0		0		0		44		3,586		29,099		0
Impairment	0		0		(173)		(2,688)		0		0		(173)		(295)		0		0		0		0		0		0		0		0		0		0		0		(2,393)		0		0		0		0		0		0		0		0
Other (net)	(36)	[1]	(3,003)	[1]	(5,358)	[1]	(5,268)	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	(28)	[1]	363	[1]	(2,167)	[1]	(15)	[1]	(1,238)	[1]	(1,334)	[1]	(912)	[1]	0	[1]	0	[1]	0	[1]	0	[1]	(21)	[1]	(1,737)	[1]	(4,387)	[1]	(2,189)	[1]
Goodwill	1,169		96,107		97,397		76,484		9		754		547		1,202		3		282		282		282		232		19,063		19,047		18,536		3		312		3,674		7,329		54		4,452		4,452		4,452		868		71,244		69,395		44,683
Accumulated impairment losses	(3)		(296)		(2,607)		(5,410)		(3)		(257)		(430)		(912)		0		0		0		0		0		0		0		0		0		(39)		(2,177)		(4,498)		0		0		0		0		0		0		0		0
Ending Balance	$ 1,166		¥ 95,811		¥ 94,790		¥ 71,074		$ 6		¥ 497		¥ 117		¥ 290		$ 3		¥ 282		¥ 282		¥ 282		$ 232		¥ 19,063		¥ 19,047		¥ 18,536		$ 3		¥ 273		¥ 1,497		¥ 2,831		$ 54		¥ 4,452		¥ 4,452		¥ 4,452		$ 868		¥ 71,244		¥ 69,395		¥ 44,683

[1]	Other includes foreign currency translation adjustments and certain other reclassifications.